Cost of sales (Tables)	12 Months Ended
Mar. 31, 2025
Disclosure Of Cost of Goods Sold And Services Rendered [Abstract]
Disclosure major items of cost of sales	The major items of cost of sales are as follows:

	Year ended
	March 31, 2025	March 31, 2024	March 31, 2023

Personnel expenses	2,873,767	2,859,329	2,407,234
Network Costs	9,031,884	7,869,407	6,837,956
Cost of Hardware / Software	4,418,906	4,326,509	5,134,730
Power Costs	5,592,613	4,623,020	4,283,215
	21,917,170	19,678,265	18,663,135